ACQUISITIONS AND DISPOSALS (Schedule of purchase price as of the date of acquisition) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 18, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Total purchase price is comprised of [Abstract]
Goodwill				¥ 581,877	$ 91,309	¥ 368,221	$ 57,782	¥ 213,656	$ 33,527	¥ 210,443	¥ 165,171
CHS [Member]
Total purchase price is comprised of [Abstract]
Cash consideration				¥ 22,925
Tianjin Jiatai Group [Member]
Total purchase price is comprised of [Abstract]
Cash consideration	¥ 421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts.	(675,854)
- Settlement of advance to suppliers	(94,530)
- Settlement of other receivable	84,715
Total	144,059
Current assets	9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	¥ 144,059
Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Total purchase price is comprised of [Abstract]
Cash consideration		¥ 8,400	$ 7,560
Total		11,478
Current assets		424
Property, plant and equipment, net		3,281
Intangible assets		5,053
Goodwill		3,213
Long-term deferred and other non-current		1,202
Current liabilities		(445)
Deferred tax liabilities		(1,250)
Total		¥ 11,478